Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.3%
Entertainment 0.9%
Cinemark Holdings, Inc.	225,593	7,640,835
Live Nation Entertainment, Inc.(a)	294,280	20,543,687
World Wrestling Entertainment, Inc., Class A	100,650	6,242,313
Total		34,426,835
Interactive Media & Services 0.1%
Yelp, Inc.(a)	136,780	4,743,530
Media 1.2%
AMC Networks, Inc., Class A(a)	93,444	3,591,053
Cable One, Inc.	10,624	16,307,840
John Wiley & Sons, Inc., Class A	93,184	4,403,876
Meredith Corp.	84,798	2,971,322
New York Times Co. (The), Class A	304,149	9,808,805
TEGNA, Inc.	458,470	7,037,515
Total		44,120,411
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	206,465	4,895,285
Total Communication Services		88,186,061
Consumer Discretionary 12.2%
Auto Components 1.1%
Adient PLC(a)	184,250	4,027,705
Dana, Inc.	304,550	5,162,123
Delphi Technologies PLC(a)	184,340	2,296,876
Gentex Corp.	539,136	15,311,462
Goodyear Tire & Rubber Co. (The)	492,050	7,867,879
Visteon Corp.(a)	59,150	5,532,300
Total		40,198,345
Automobiles 0.2%
Thor Industries, Inc.	116,524	7,430,736
Distributors 0.5%
Pool Corp.	84,480	17,440,896
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.(a)	116,228	3,920,371
Graham Holdings Co., Class B	9,212	5,818,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Service Corp. International	385,901	16,987,362
WW International, Inc.(a)	98,260	4,253,675
Total		30,979,799
Hotels, Restaurants & Leisure 4.2%
Boyd Gaming Corp.	169,330	4,979,995
Brinker International, Inc.	79,359	3,555,283
Caesars Entertainment Corp.(a)	1,176,080	15,336,083
Cheesecake Factory, Inc. (The)	86,895	3,789,491
Churchill Downs, Inc.	75,400	9,802,754
Cracker Barrel Old Country Store, Inc.	50,880	7,822,291
Domino’s Pizza, Inc.	87,250	25,677,675
Dunkin’ Brands Group, Inc.	175,040	13,399,312
Eldorado Resorts, Inc.(a)	138,240	7,397,223
Jack in the Box, Inc.	50,060	3,969,257
Marriott Vacations Worldwide Corp.	81,979	10,070,300
Papa John’s International, Inc.	46,410	2,936,825
Penn National Gaming, Inc.(a)	230,480	5,307,955
Scientific Games Corp., Class A(a)	114,320	3,127,795
Six Flags Entertainment Corp.	166,010	7,218,115
Texas Roadhouse, Inc.	138,390	8,012,781
Wendy’s Co. (The)	390,388	8,369,919
Wyndham Destinations, Inc.	195,160	9,465,260
Wyndham Hotels & Resorts, Inc.	204,060	11,821,196
Total		162,059,510
Household Durables 1.0%
Helen of Troy Ltd.(a)	53,130	8,576,245
KB Home	180,966	6,257,804
Tempur Sealy International, Inc.(a)	97,434	8,270,198
Toll Brothers, Inc.	273,396	10,982,317
TRI Pointe Group, Inc.(a)	301,040	4,690,203
Total		38,776,767
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.(a)	254,910	11,060,545
GrubHub, Inc.(a)	193,320	8,335,958
Total		19,396,503
Columbia Mid Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.8%
Brunswick Corp.	181,400	10,660,878
Mattel, Inc.(a)	731,200	8,555,040
Polaris, Inc.	121,584	11,878,757
Total		31,094,675
Multiline Retail 0.2%
Dillard’s, Inc., Class A	21,610	1,551,598
Ollie’s Bargain Outlet Holdings, Inc.(a)	115,720	7,568,088
Total		9,119,686
Specialty Retail 2.1%
Aaron’s, Inc.	142,939	8,347,638
American Eagle Outfitters, Inc.	336,094	5,031,327
AutoNation, Inc.(a)	124,410	6,356,107
Bed Bath & Beyond, Inc.	270,390	3,942,286
Dick’s Sporting Goods, Inc.	139,430	6,387,288
Five Below, Inc.(a)	117,800	14,573,038
Foot Locker, Inc.	232,140	9,297,207
Murphy U.S.A., Inc.(a)	63,590	7,473,733
Sally Beauty Holdings, Inc.(a)	255,090	4,701,309
Urban Outfitters, Inc.(a)	149,260	3,830,012
Williams-Sonoma, Inc.	165,488	11,484,867
Total		81,424,812
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	94,672	9,780,564
Deckers Outdoor Corp.(a)	61,112	10,277,816
Skechers U.S.A., Inc., Class A(a)	283,040	11,383,869
Total		31,442,249
Total Consumer Discretionary		469,363,978
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	19,440	7,471,181
Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc.(a)	257,590	6,104,883
Casey’s General Stores, Inc.	77,810	13,521,044
Sprouts Farmers Market, Inc.(a)	249,940	4,948,812
Total		24,574,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
Flowers Foods, Inc.	407,311	8,769,406
Hain Celestial Group, Inc. (The)(a)	169,820	4,197,950
Ingredion, Inc.	141,206	11,744,103
Lancaster Colony Corp.	41,885	6,619,086
Pilgrim’s Pride Corp.(a)	110,790	3,489,885
Post Holdings, Inc.(a)	145,341	15,348,009
Sanderson Farms, Inc.	41,720	6,907,998
Tootsie Roll Industries, Inc.	35,699	1,226,261
TreeHouse Foods, Inc.(a)	118,930	5,814,488
Total		64,117,186
Household Products 0.2%
Energizer Holdings, Inc.	135,603	6,765,233
Personal Products 0.2%
Edgewell Personal Care Co.(a)	114,613	3,571,341
Nu Skin Enterprises, Inc., Class A	117,540	4,494,730
Total		8,066,071
Total Consumer Staples		110,994,410
Energy 1.8%
Energy Equipment & Services 0.5%
Apergy Corp.(a)	163,920	4,186,517
Core Laboratories NV	93,880	4,111,944
Patterson-UTI Energy, Inc.	428,743	3,832,963
Transocean Ltd.(a)	1,216,980	6,060,560
Total		18,191,984
Oil, Gas & Consumable Fuels 1.3%
Antero Midstream Corp.	632,810	2,898,270
Chesapeake Energy Corp.(a)	2,386,530	1,420,701
CNX Resources Corp.(a)	396,910	2,742,648
EQT Corp.	540,670	4,720,049
Equitrans Midstream Corp.	431,740	4,304,448
Matador Resources Co.(a)	232,030	3,266,982
Murphy Oil Corp.	326,180	7,505,402
Oasis Petroleum, Inc.(a)	613,010	1,434,443
PBF Energy, Inc., Class A	215,660	6,750,158
Southwestern Energy Co.(a)	1,145,500	2,084,810

2	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
World Fuel Services Corp.	138,360	5,866,464
WPX Energy, Inc.(a)	893,840	8,795,386
Total		51,789,761
Total Energy		69,981,745
Financials 16.5%
Banks 7.0%
Associated Banc-Corp.	343,169	7,357,543
BancorpSouth Bank	198,130	6,161,843
Bank of Hawaii Corp.	85,966	7,746,396
Bank OZK	255,810	7,592,441
Cathay General Bancorp	160,465	5,908,321
Commerce Bancshares, Inc.	209,016	14,010,343
Cullen/Frost Bankers, Inc.	120,659	11,288,856
East West Bancorp, Inc.	307,997	14,112,423
First Financial Bankshares, Inc.	287,390	9,935,072
First Horizon National Corp.	661,250	10,632,900
FNB Corp.	687,470	8,538,377
Fulton Financial Corp.	351,845	6,037,660
Hancock Whitney Corp.	191,961	7,795,536
Home Bancshares, Inc.	329,580	6,202,696
International Bancshares Corp.	122,272	5,186,778
PacWest Bancorp	250,140	9,315,214
Pinnacle Financial Partners, Inc.	153,070	9,401,559
Prosperity Bancshares, Inc.	200,695	14,098,824
Signature Bank	115,821	14,287,679
Sterling Bancorp	434,230	8,866,977
Synovus Financial Corp.	310,105	11,811,899
TCF Financial Corp.	324,794	13,800,497
Texas Capital Bancshares, Inc.(a)	106,450	6,152,810
Trustmark Corp.	136,280	4,682,581
UMB Financial Corp.	91,370	6,146,460
Umpqua Holdings Corp.	465,970	7,627,929
United Bankshares, Inc.	215,570	8,163,636
Valley National Bancorp	702,121	8,130,561
Webster Financial Corp.	195,025	9,495,767
Wintrust Financial Corp.	119,960	8,146,484
Total		268,636,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Eaton Vance Corp.	239,212	11,283,630
Evercore, Inc., Class A	84,370	6,528,551
Factset Research Systems, Inc.	80,954	21,019,706
Federated Investors, Inc., Class B	203,420	6,818,638
Interactive Brokers Group, Inc., Class A	162,410	7,863,892
Janus Henderson Group PLC	336,607	8,549,818
Legg Mason, Inc.	172,560	6,743,645
SEI Investments Co.	268,455	17,323,401
Stifel Financial Corp.	147,250	9,206,070
Total		95,337,351
Consumer Finance 0.6%
FirstCash, Inc.	90,920	7,349,973
Green Dot Corp., Class A(a)	100,890	2,397,146
Navient Corp.	429,230	6,159,450
SLM Corp.	902,730	7,700,287
Total		23,606,856
Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.	533,270	11,145,343
Insurance 5.5%
Alleghany Corp.(a)	30,538	23,820,862
American Financial Group, Inc.	157,977	17,331,657
Brighthouse Financial, Inc.(a)	235,760	9,703,882
Brown & Brown, Inc.	494,026	18,644,541
CNO Financial Group, Inc.	330,100	5,981,412
First American Financial Corp.	237,215	15,091,618
Genworth Financial, Inc., Class A(a)	1,065,080	4,217,717
Hanover Insurance Group, Inc. (The)	83,700	11,377,341
Kemper Corp.	132,521	9,795,952
Mercury General Corp.	57,401	2,811,501
Old Republic International Corp.	603,116	13,606,297
Primerica, Inc.	88,625	11,861,570
Reinsurance Group of America, Inc.	132,809	21,974,577
RenaissanceRe Holdings Ltd.	93,450	17,599,438
Selective Insurance Group, Inc.	125,630	8,319,219
WR Berkley Corp.	306,224	20,823,232
Total		212,960,816

Columbia Mid Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	16,220	5,847,797
New York Community Bancorp, Inc.	989,004	11,788,928
Washington Federal, Inc.	168,019	6,184,779
Total		23,821,504
Total Financials		635,507,932
Health Care 9.9%
Biotechnology 0.8%
Exelixis, Inc.(a)	640,990	10,659,664
Ligand Pharmaceuticals, Inc.(a)	37,170	4,200,210
Repligen Corp.(a)	98,140	8,709,925
United Therapeutics Corp.(a)	92,788	8,560,621
Total		32,130,420
Health Care Equipment & Supplies 4.1%
Avanos Medical, Inc.(a)	100,960	3,499,274
Cantel Medical Corp.	77,770	5,980,513
Globus Medical, Inc., Class A(a)	162,200	9,075,090
Haemonetics Corp.(a)	107,440	12,957,264
Hill-Rom Holdings, Inc.	141,394	15,158,851
ICU Medical, Inc.(a)	40,670	7,624,811
Integra LifeSciences Holdings Corp.(a)	150,230	9,162,528
LivaNova PLC(a)	102,400	8,577,024
Masimo Corp.(a)	103,820	16,099,367
NuVasive, Inc.(a)	110,140	7,956,513
Penumbra, Inc.(a)	67,740	11,984,561
STERIS PLC	179,208	27,085,497
West Pharmaceutical Services, Inc.	156,060	22,945,502
Total		158,106,795
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.(a)	187,330	6,024,533
Amedisys, Inc.(a)	68,090	11,095,946
Chemed Corp.	33,690	14,487,374
Encompass Health Corp.	208,750	14,760,712
HealthEquity, Inc.(a)	149,440	9,398,282
Mednax, Inc.(a)	178,202	4,654,636
Molina Healthcare, Inc.(a)	132,700	17,980,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson Companies, Inc.	181,980	3,541,331
Tenet Healthcare Corp.(a)	218,910	7,048,902
Total		88,992,566
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.(a)	352,663	3,801,707
Life Sciences Tools & Services 1.9%
Bio-Rad Laboratories, Inc., Class A(a)	45,481	16,799,772
Bio-Techne Corp.	80,551	17,580,256
Charles River Laboratories International, Inc.(a)	103,278	15,001,129
Pra Health Sciences, Inc.(a)	132,880	14,458,673
Syneos Health, Inc.(a)	131,390	7,214,625
Total		71,054,455
Pharmaceuticals 0.7%
Catalent, Inc.(a)	309,010	16,065,430
Nektar Therapeutics(a)	370,900	7,525,561
Prestige Consumer Healthcare, Inc.(a)	106,320	4,015,706
Total		27,606,697
Total Health Care		381,692,640
Industrials 16.6%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	125,390	9,253,782
Curtiss-Wright Corp.	90,420	12,415,570
Mercury Systems, Inc.(a)	117,380	8,598,085
Teledyne Technologies, Inc.(a)	76,980	26,326,390
Total		56,593,827
Air Freight & Logistics 0.4%
XPO Logistics, Inc.(a)	195,070	16,130,338
Airlines 0.3%
JetBlue Airways Corp.(a)	626,936	12,081,057
Building Products 1.2%
Lennox International, Inc.	74,572	19,079,246
Owens Corning	230,220	15,438,553
Resideo Technologies, Inc.(a)	259,820	2,541,040
Trex Company, Inc.(a)	123,640	10,640,458
Total		47,699,297

4	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.9%
Brink’s Co. (The)	105,800	9,839,400
Clean Harbors, Inc.(a)	108,750	8,988,188
Deluxe Corp.	90,852	4,640,720
Healthcare Services Group, Inc.	156,840	3,944,526
Herman Miller, Inc.	124,969	5,971,019
HNI Corp.	90,725	3,564,585
KAR Auction Services, Inc.	282,450	5,965,344
MSA Safety, Inc.	75,376	9,341,348
Stericycle, Inc.(a)	192,820	12,112,952
Tetra Tech, Inc.	115,640	10,209,856
Total		74,577,938
Construction & Engineering 1.3%
AECOM(a)	333,775	14,462,471
Dycom Industries, Inc.(a)	66,640	3,468,612
EMCOR Group, Inc.	118,790	10,563,994
Fluor Corp.	296,100	5,163,984
Granite Construction, Inc.	99,122	2,553,383
MasTec, Inc.(a)	127,570	8,462,994
Valmont Industries, Inc.	45,781	6,553,092
Total		51,228,530
Electrical Equipment 1.3%
Acuity Brands, Inc.	84,430	11,041,756
EnerSys	89,900	6,308,283
Hubbell, Inc.	115,135	16,927,148
nVent Electric PLC	329,240	8,135,520
Regal Beloit Corp.	88,744	7,253,047
Total		49,665,754
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	119,784	18,683,908
Machinery 4.4%
AGCO Corp.	133,911	10,462,466
Colfax Corp.(a)	176,790	5,957,823
Crane Co.	107,825	8,957,023
Donaldson Co., Inc.	269,865	15,134,029
Graco, Inc.	352,986	17,052,754
ITT, Inc.	186,222	12,994,571
Kennametal, Inc.	174,496	6,077,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln Electric Holdings, Inc.	130,735	12,061,611
Nordson Corp.	108,276	17,955,409
Oshkosh Corp.	144,730	13,092,276
Terex Corp.	138,615	3,890,923
Timken Co. (The)	144,825	7,616,347
Toro Co. (The)	225,580	17,635,844
Trinity Industries, Inc.	216,476	4,554,655
Woodward, Inc.	119,097	13,909,339
Total		167,352,766
Marine 0.3%
Kirby Corp.(a)	126,758	10,694,573
Professional Services 0.9%
ASGN, Inc.(a)	111,940	7,501,099
FTI Consulting, Inc.(a)	79,440	8,658,166
Insperity, Inc.	81,930	6,371,696
ManpowerGroup, Inc.	126,627	11,730,725
Total		34,261,686
Road & Rail 1.9%
Avis Budget Group, Inc.(a)	123,810	3,683,347
Genesee & Wyoming, Inc., Class A(a)	119,794	13,351,041
Knight-Swift Transportation Holdings, Inc.	259,790	9,609,632
Landstar System, Inc.	83,858	9,342,620
Old Dominion Freight Line, Inc.	135,440	25,948,950
Ryder System, Inc.	112,860	5,924,021
Werner Enterprises, Inc.	93,714	3,444,927
Total		71,304,538
Trading Companies & Distributors 0.7%
GATX Corp.	75,548	6,106,545
MSC Industrial Direct Co., Inc., Class A	95,240	6,991,568
NOW, Inc.(a)	230,230	2,580,878
Watsco, Inc.	69,013	12,282,244
Total		27,961,235
Total Industrials		638,235,447

Columbia Mid Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 15.6%
Communications Equipment 1.1%
Ciena Corp.(a)	328,242	12,460,066
InterDigital, Inc.	65,864	3,741,075
Lumentum Holdings, Inc.(a)	162,730	11,986,692
Netscout Systems, Inc.(a)	141,270	3,560,004
Plantronics, Inc.	68,669	1,740,073
Viasat, Inc.(a)	121,930	8,961,855
Total		42,449,765
Electronic Equipment, Instruments & Components 4.4%
Arrow Electronics, Inc.(a)	175,936	14,011,543
Avnet, Inc.	219,270	8,913,325
Belden, Inc.	81,760	4,393,782
Cognex Corp.	361,140	18,122,005
Coherent, Inc.(a)	50,750	7,656,145
II-VI, Inc.(a)	183,340	5,351,695
Jabil, Inc.	294,490	11,437,992
Littelfuse, Inc.	52,030	9,438,762
National Instruments Corp.	251,176	10,579,533
SYNNEX Corp.	86,470	10,619,381
Tech Data Corp.(a)	75,334	10,915,143
Trimble Navigation Ltd.(a)	532,818	21,595,114
Vishay Intertechnology, Inc.	280,068	5,570,553
Zebra Technologies Corp., Class A(a)	114,515	28,736,394
Total		167,341,367
IT Services 2.4%
CACI International, Inc., Class A(a)	52,650	12,600,198
CoreLogic, Inc.(a)	169,577	7,025,575
KBR, Inc.	299,547	8,917,514
LiveRamp Holdings, Inc.(a)	143,133	7,169,532
MAXIMUS, Inc.	135,030	10,079,990
Perspecta, Inc.	291,930	8,051,429
Sabre Corp.	579,140	12,990,110
Science Applications International Corp.	103,784	8,857,964
WEX, Inc.(a)	91,577	18,418,882
Total		94,111,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Cirrus Logic, Inc.(a)	123,030	8,821,251
Cree, Inc.(a)	226,378	10,008,171
Cypress Semiconductor Corp.	781,522	18,326,691
First Solar, Inc.(a)	160,580	8,870,439
MKS Instruments, Inc.	115,300	12,254,084
Monolithic Power Systems, Inc.	85,100	13,673,868
Semtech Corp.(a)	140,790	6,822,683
Silicon Laboratories, Inc.(a)	91,722	9,716,112
SolarEdge Technologies, Inc.(a)	101,510	8,284,231
Synaptics, Inc.(a)	69,640	3,980,622
Teradyne, Inc.	359,630	22,509,242
Universal Display Corp.	89,720	17,425,419
Total		140,692,813
Software 3.8%
ACI Worldwide, Inc.(a)	246,978	9,261,675
Blackbaud, Inc.	104,060	8,624,493
CDK Global, Inc.	256,470	13,733,969
Ceridian HCM Holding, Inc.(a)	209,540	12,647,834
CommVault Systems, Inc.(a)	87,955	4,452,282
Fair Isaac Corp.(a)	61,152	22,488,648
j2 Global, Inc.	98,340	9,540,947
LogMeIn, Inc.	104,610	8,157,488
Manhattan Associates, Inc.(a)	136,120	11,367,381
PTC, Inc.(a)	219,360	16,802,976
Teradata Corp.(a)	241,450	6,412,912
Tyler Technologies, Inc.(a)	81,650	23,692,380
Total		147,182,985
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	269,560	8,849,655
Total Information Technology		600,627,779
Materials 6.0%
Chemicals 2.5%
Ashland Global Holdings, Inc.	128,070	9,182,619
Cabot Corp.	122,279	5,745,890
Chemours Co. LLC (The)	345,950	5,462,551
Ingevity Corp.(a)	88,580	7,999,660
Minerals Technologies, Inc.	74,195	4,006,530

6	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NewMarket Corp.	15,623	7,717,293
Olin Corp.	347,673	6,091,231
PolyOne Corp.	162,670	5,128,985
RPM International, Inc.	274,401	20,231,586
Scotts Miracle-Gro Co. (The), Class A	83,377	8,427,747
Sensient Technologies Corp.	89,550	5,667,619
Valvoline, Inc.	398,237	9,020,068
Total		94,681,779
Construction Materials 0.2%
Eagle Materials, Inc.	88,930	8,184,228
Containers & Packaging 1.0%
AptarGroup, Inc.	135,522	15,194,727
Greif, Inc., Class A	55,563	2,397,543
Owens-Illinois, Inc.	328,970	3,250,224
Silgan Holdings, Inc.	164,680	5,073,791
Sonoco Products Co.	211,776	12,818,801
Total		38,735,086
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	266,800	6,152,408
Carpenter Technology Corp.	100,862	5,302,315
Commercial Metals Co.	249,542	5,330,217
Compass Minerals International, Inc.	71,704	3,963,080
Reliance Steel & Aluminum Co.	141,051	16,641,197
Royal Gold, Inc.	138,735	16,269,454
Steel Dynamics, Inc.	464,729	15,675,309
United States Steel Corp.	361,320	4,740,518
Worthington Industries, Inc.	78,430	3,003,869
Total		77,078,367
Paper & Forest Products 0.3%
Domtar Corp.	121,206	4,523,408
Louisiana-Pacific Corp.	261,577	7,758,374
Total		12,281,782
Total Materials		230,961,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 11.0%
Equity Real Estate Investment Trusts (REITS) 10.6%
Alexander & Baldwin, Inc.	143,699	3,115,394
American Campus Communities, Inc.	290,763	13,968,255
Brixmor Property Group, Inc.	630,280	13,828,343
Camden Property Trust	204,897	22,856,260
CoreCivic, Inc.	252,025	3,818,179
Coresite Realty Corp.	78,070	8,852,357
Corporate Office Properties Trust	236,901	6,912,771
Cousins Properties, Inc.	310,575	12,575,182
CyrusOne, Inc.	239,530	14,922,719
Douglas Emmett, Inc.	348,600	15,362,802
EastGroup Properties, Inc.	79,480	10,824,381
EPR Properties	164,120	11,639,390
First Industrial Realty Trust, Inc.	267,660	11,396,963
GEO Group, Inc. (The)	256,585	3,556,268
Healthcare Realty Trust, Inc.	273,500	9,077,465
Highwoods Properties, Inc.	219,494	10,656,434
JBG SMITH Properties	249,770	9,960,828
Kilroy Realty Corp.	196,575	16,362,903
Lamar Advertising Co., Class A	181,899	15,175,834
Liberty Property Trust	333,871	20,573,131
Life Storage, Inc.	98,720	10,811,814
Mack-Cali Realty Corp.	191,628	4,098,923
Medical Properties Trust, Inc.	1,050,220	21,802,567
National Retail Properties, Inc.	363,208	20,245,214
Omega Healthcare Investors, Inc.	458,260	19,260,668
Park Hotels & Resorts, Inc.	507,320	11,998,118
Pebblebrook Hotel Trust	276,433	7,242,545
PotlatchDeltic Corp.	142,175	6,174,660
PS Business Parks, Inc.	42,370	7,482,118
Rayonier, Inc.	274,315	8,402,268
Sabra Health Care REIT, Inc.	401,039	8,935,149
Senior Housing Properties Trust	503,085	3,682,582
Service Properties Trust	347,993	8,104,757
Spirit Realty Capital, Inc.	211,040	11,058,496
Tanger Factory Outlet Centers, Inc.	197,950	3,012,799
Taubman Centers, Inc.	129,529	4,207,102
Uniti Group, Inc.	408,714	2,746,558

Columbia Mid Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Urban Edge Properties	243,590	5,049,621
Weingarten Realty Investors	255,947	8,149,353
Total		407,901,171
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	109,028	18,134,627
Total Real Estate		426,035,798
Utilities 4.4%
Electric Utilities 1.5%
Allete, Inc.	109,310	8,756,824
Hawaiian Electric Industries, Inc.	230,606	10,070,564
IDACORP, Inc.	106,649	11,203,477
OGE Energy Corp.	423,598	17,816,532
PNM Resources, Inc.	168,560	8,166,732
Total		56,014,129
Gas Utilities 1.6%
National Fuel Gas Co.	182,655	8,223,128
New Jersey Resources Corp.	190,410	8,100,041
ONE Gas, Inc.	111,590	9,917,003
Southwest Gas Holdings, Inc.	114,960	8,709,370
Spire, Inc.	107,520	8,324,199
UGI Corp.	442,191	19,257,418
Total		62,531,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.8%
Black Hills Corp.	129,222	9,894,529
MDU Resources Group, Inc.	421,236	12,232,693
NorthWestern Corp.	106,740	7,639,382
Total		29,766,604
Water Utilities 0.5%
Aqua America, Inc.	456,618	20,214,479
Total Utilities		168,526,371
Total Common Stocks (Cost $2,544,414,973)		3,820,113,403

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	29,121,278	29,121,278
Total Money Market Funds (Cost $29,121,268)		29,121,278
Total Investments in Securities (Cost: $2,573,536,241)		3,849,234,681
Other Assets & Liabilities, Net		315,958
Net Assets		3,849,550,639

At November 30, 2019, securities and/or cash totaling $1,296,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	160	12/2019	USD	32,160,000	288,001	—
8	Columbia Mid Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	53,663,946	551,659,345	(576,202,013)	29,121,278	5,561	10	700,572	29,121,278
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | Quarterly Report 2019	9